Balance Sheets (Parenthetical) ¥ in Thousands	Apr. 30, 2023 $ / shares shares	Apr. 30, 2022 $ / shares	Apr. 30, 2022 JPY (¥) shares
Preferred stock, shares outstanding	0
Common stock, par or stated value per Share | $ / shares		$ 0
Common stock, shares authorized	52,142,400		46,260,600
Common stock, shares, outstanding	13,035,600		6,000,000
Common stock, shares, issued	13,035,600		6,000,000
Series C convertible preferred stock [Member]
Preferred stock, no par value | $ / shares	$ 0	0
Preferred stock, shares authorized	0		0
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Series B convertible preferred stock [Member]
Preferred stock, no par value | $ / shares		0
Preferred stock, shares authorized	0		2,212,800
Preferred stock, shares issued	0		2,212,800
Preferred stock, shares outstanding	0		2,212,800
Preferred stock, redemption amount | ¥			¥ 7,791,269
Series BB convertible preferred stock [Member]
Preferred stock, no par value | $ / shares		0
Preferred stock, shares authorized	0		242,400
Preferred stock, shares issued	0		242,400
Preferred stock, shares outstanding	0		242,400
Preferred stock, redemption amount | ¥			¥ 199,963
Series A convertible preferred stock [Member]
Preferred stock, no par value | $ / shares		0
Preferred stock, shares authorized	0		2,760,000
Preferred stock, shares issued	0		2,760,000
Preferred stock, shares outstanding	0		2,760,000
Preferred stock, redemption amount | ¥			¥ 862,500
Series AA convertible preferred stock [Member]
Preferred stock, no par value | $ / shares		$ 0
Preferred stock, shares authorized	0		666,600
Preferred stock, shares issued	0		666,600
Preferred stock, shares outstanding	0		666,600
Preferred stock, redemption amount | ¥			¥ 37,303